Income tax expense (Tables)	12 Months Ended
Dec. 31, 2020
Income tax expense
Income tax expense

	For the year ended 31 December
	2020	2019	2018

Current income tax expense	2,821,301	2,481,585	1,418,993
Deferred income tax (Note 30)	(658,128)	(470,330)	(775,820)

Total	2,163,173	2,011,255	643,173

Reconciliation of effective income tax rate from notional income tax rate

	For the year ended 31 December
	2020	2019	2018

PRC statutory enterprise income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates of certain subsidiaries	(13.88)%	(7.33)%	(3.56)%
Utilisation of previously unrecognized tax losses and deductible temporary differences	(5.50)%	(6.00)%	(2.66)%
Unrecognized tax losses for the year	12.99%	27.76%	29.49%
Unrecognized deductible temporary differences	26.17%	34.68%	5.92%
Effect of non-taxable income	(9.34)%	(10.44)%	(28.53)%
Effect of non-deductible expenses	8.70%	3.18%	11.22%
Others	1.17%	(2.38)%	(4.27)%

Effective tax rate	45.31%	64.47%	32.61%